UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY


                Investment Company Act file number  (811-05037)
                                                    -----------


                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)



                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)



                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: MARCH 31, 2005
                         --------------



Date of reporting period:  DECEMBER 31, 2004
                           -----------------





ITEM 1. SCHEDULE OF INVESTMENTS.


                     Hester Total Return Fund

SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

      Shares                                                        Value
      ------                                                        -----

COMMON STOCKS: 87.8%

ADVERTISING: 1.4%
       4,200     Lamar Advertising Co. - Class A*<F1>           $   179,676
                                                                -----------
APPAREL: 2.1%
       4,500     Jones Apparel Group, Inc.                          164,565
       2,700     Polo Ralph Lauren Corp.                            115,020
                                                                -----------
                                                                    279,585
                                                                -----------
BANKS: 1.8%
       7,000     The Bank of New York Co., Inc.                     233,940
                                                                -----------
BEVERAGES: 1.6%
       5,000     The Coca-Cola Co.                                  208,150
                                                                -----------
BUILDING MATERIALS: 0.9%
       3,300     York International Corp.                           113,982
                                                                -----------
CHEMICALS:  1.3%
       7,000     Sensient Technologies Corp.                        167,930
                                                                -----------
COMMERCIAL SERVICES:  2.3%
       5,500     ADESA, Inc.                                        116,710
       8,000     Cendant Corp.                                      187,040
                                                                -----------
                                                                    303,750
                                                                -----------
COMPUTERS: 3.6%
      11,008     Hewlett-Packard Co.                                230,837
      14,600     Perot Systems Corp. - Class A*<F1>                 234,038
                                                                -----------
                                                                    464,875
                                                                -----------
DISTRIBUTION/WHOLESALE: 2.6%
       5,000     W.W. Grainger, Inc.                                333,100
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES: 5.9%
       3,750     Affiliated Managers Group, Inc.*<F1>               254,025
      10,666     Citigroup Inc.                                     513,888
                                                                -----------
                                                                    767,913
                                                                -----------
ELECTRIC: 0.9%
       4,200     MDU Resources Group, Inc.                          112,056
                                                                -----------
ELECTRONICS: 2.6%
       6,900     Koninklijke Philips Electronics N.V.               182,850
       3,200     Waters Corp.*<F1>                                  149,728
                                                                -----------
                                                                    332,578
                                                                -----------
ENVIRONMENTAL CONTROL:  2.0%
       7,800     Waste Connections, Inc.*<F1>                       267,150
                                                                -----------
FOOD: 0.9%
      11,000     Del Monte Foods Co.*<F1>                           121,220
                                                                -----------
HEALTHCARE PRODUCTS: 10.2%
       5,200     C.R. Bard, Inc.                                    332,696
       8,000     DENTSPLY International Inc.                        449,600
       7,000     Johnson & Johnson                                  443,940
       7,000     Possis Medical, Inc.*<F1>                           94,360
                                                                -----------
                                                                  1,320,596
                                                                -----------
HEALTHCARE SERVICES: 1.8%
       2,500     Quest Diagnostics Inc.                             238,875
                                                                -----------
HOME FURNISHINGS: 1.1%
       3,700     Ethan Allen Interiors Inc.                         148,074
                                                                -----------
INSURANCE: 1.6%
       3,100     American International Group, Inc.                 203,577
                                                                -----------
MACHINERY - DIVERSIFIED: 2.3%
       2,600     Briggs & Stratton Corp.                            108,108
       3,900     Rockwell Automation, Inc.                          193,245
                                                                -----------
                                                                    301,353
                                                                -----------
MANUFACTURING - MISCELLANEOUS: 9.7%
      14,000     General Electric Co.                               511,000
       4,200     Pall Corp.                                         121,590
       3,000     Parker-Hannifin Corp.                              227,220
      11,300     Tyco International Ltd.                            403,862
                                                                -----------
                                                                  1,263,672
                                                                -----------
MEDIA: 1.0%
       4,000     Comcast Corp. - Class A*<F1>                       131,360
                                                                -----------
OIL & GAS: 6.7%
       2,250     Apache Corp.                                       113,783
       6,400     Baker Hughes Inc.                                  273,088
       2,650     ConocoPhillips                                     230,100
       5,000     Exxon Mobil Corp.                                  256,300
                                                                -----------
                                                                    873,271
                                                                -----------
PACKAGING & CONTAINERS: 1.4%
       7,500     Pactiv Corp.*<F1>                                  189,675
                                                                -----------
PHARMACEUTICALS: 2.1%
      10,000     Pfizer Inc.                                        268,900
                                                                -----------
PIPELINES: 2.1%
       4,500     Equitable Resources, Inc.                          272,970
                                                                -----------
RETAIL: 3.2%
       6,700     The Home Depot, Inc.                               286,358
       1,900     Neiman-Marcus Group, Inc. - Class A                135,926
                                                                -----------
                                                                    422,284
                                                                -----------
SAVINGS & LOANS: 1.5%
       4,250     Washington Mutual, Inc.                            179,690
                                                                -----------
SEMICONDUCTORS: 2.9%
      10,000     Altera Corp.*<F1>                                  207,000
       7,500     Intel Corp.                                        175,425
                                                                -----------
                                                                    382,425
                                                                -----------
SOFTWARE: 10.3%
       5,000     Autodesk, Inc.                                     189,750
       9,500     Dendrite International, Inc.*<F1>                  184,300
      10,000     First Data Corp.                                   425,400
       3,300     Global Payments Inc.                               193,182
       4,000     Microsoft Corp.                                    106,840
      17,400     Oracle Corp.*<F1>                                  238,728
                                                                -----------
                                                                  1,338,200
                                                                -----------
TOTAL COMMON STOCKS
  (cost $7,749,960)                                              11,420,827
                                                                -----------
SHORT-TERM INVESTMENT: 12.4%
   1,611,528     Cash Trust Series II - Treasury
                   Cash Series II (cost $1,611,528)               1,611,528
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $9,361,488):  100.2%                                     13,032,355
Liabilities in excess of Other Assets:  (0.2)%                      (30,730)
                                                                -----------
NET ASSETS:100.0%                                               $13,001,625
                                                                -----------
                                                                -----------

*<F1>     Non-income producing security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   -------------------------------------------

     By (Signature and Title)*<F2> /s/Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  February 24, 2005
           -----------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F2> /s/Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date  February 24, 2005
           -----------------

     By (Signature and Title)*<F2> /s/Eric W. Falkeis
                                   ---------------------------
                                   Eric W. Falkeis, Treasurer

     Date  February 24, 2005
           -----------------

*<F2> Print the name and title of each signing officer under his or her signature.